5. Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Face value of note	$ 309,000
Intrinsic value of fixed conversion element	281,379
Unamortized discount	(212,174)
Net balance	378,705	$ 0
Convertible Notes Payable 1
Face value of note	27,500
Intrinsic value of fixed conversion element	20,833
Unamortized discount	(17,804)
Net balance	30,529
Convertible Notes Payable 2
Face value of note	56,250
Intrinsic value of fixed conversion element	46,023
Unamortized discount	(27,766)
Net balance	74,507
Convertible Notes Payable 3
Face value of note	27,000
Intrinsic value of fixed conversion element	22,091
Unamortized discount	(15,594)
Net balance	33,497
Convertible Notes Payable 4
Face value of note	32,000
Intrinsic value of fixed conversion element	26,182
Unamortized discount	(19,737)
Net balance	38,445
Convertible Notes Payable 5
Face value of note	87,500
Intrinsic value of fixed conversion element	87,500
Unamortized discount	(65,846)
Net balance	(65,427)
Convertible Notes Payable 6
Face value of note	78,750
Intrinsic value of fixed conversion element	78,750
Unamortized discount	109,154
Net balance	$ 92,073